Debt (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended									6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Five-Year Revolving Credit Line Due June 2016 [Member]	Dec. 31, 2012 6.0% Notes Due October 1, 2015 [Member]	Dec. 31, 2012 8.95% Notes Due July 1, 2017 [Member]	Dec. 31, 2012 4.6% Notes Due July 1, 2013 [Member]	Dec. 31, 2011 4.6% Notes Due July 1, 2013 [Member]	Dec. 31, 2010 4.6% Notes Due July 1, 2013 [Member]	Jun. 30, 2012 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate of debt instrument, percentage					6.00%	8.95%	4.60%	4.60%	4.60%
Maturity date of debt instrument				Jun. 01, 2016	Oct. 01, 2015	Jul. 01, 2017	Jul. 01, 2013	Jul. 01, 2013	Jul. 01, 2013
Carrying value of notes repurchased					$ 0.4	$ 0.6		$ 5.5	$ 16.5
Price of notes repurchased					0.5	0.8		5.9	17.3
Loss on early extinguishment of debt	(0.2)	(0.3)	(0.8)		0.1	0.2		0.3	0.8
Revolving credit facility, maximum borrowing capacity				400.0
Revolving credit facility, swing line				25.0
Potential extended maturity date				Jun. 21, 2019
Potential extended revolving credit facility, maximum borrowing capacity				500.0
Current borrowing of unsecured five-year revolving credit facility										170.0	62.0
Remaining borrowing of unsecured five-year revolving credit facility											338.0
Fair value of long-term debt	787.9	715.4
Weighted average interest rate of debt	6.20%	6.90%
Weighted-average interest rate on short-term borrowings	0.80%	0.80%
Line of credit facility, amount available	36.6	55.2
Line of credit facility, amount outstanding	4.4	3.5
Interest expense, long term debt	43.5	42.4	35.2
Investment income, interest	3.8	4.6	5.8
Capitalized interest	$ 11.8	$ 4.6